Intangible assets and property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets and property, plant and equipment
Schedule of intangible assets and property, plant and equipment.

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2025	1,223	2,480
Additions	3	113
Impairment	—	(10)
Charge for the period	(68)	(157)
Foreign exchange	84	100
At June 30, 2025	1,242	2,526